UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Net loss	$ (605)	$ (1,748)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	83	182
Loss on disposals	(11)	0
Share in results from associated companies (net of tax)	(2)	66
Loss on impairment of investments	0	47
Loss on impairment of convertible bond from related party	0	29
Unrealized (gain)/loss related to derivative financial instruments	(5)	1
Loss on impairment of long-lived assets	152	1,230
Deferred tax benefit	(1)	(2)
Unrealized (gain)/ loss on marketable securities	(5)	6
Payment-in-kind interest	12	7
Non-cash reorganization items	178	0
Amortization of discount on debt	54	17
Unrealized foreign exchange (gain)/loss	(4)	22
Change in allowance for credit losses	60	63
Other cash movements in operating activities
Distributions received from associated company	6	2
Payments for long-term maintenance	(26)	(71)
Repayments made under lease arrangements	(31)	0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	10	16
Trade accounts payable	15	(16)
Prepaid expenses/accrued revenue	3	1
Deferred revenue	3	(1)
Related party receivables	(17)	(88)
Related party payables	1	(9)
Other assets	(8)	5
Other liabilities	74	(39)
Other, net	0	2
Net cash used in operating activities	(64)	(278)
Cash Flows from Investing Activities
Additions to drilling units and equipment	(13)	(14)
Contingent consideration received	0	16
Proceeds from disposal of drilling unit	7	0
Purchase of call option for non-controlling interest shares	0	(11)
Loans granted to related party	(23)	(8)
Payments received from loans granted to related parties	10	4
Net cash used in investing activities	(19)	(13)
Cash Flows from Financing Activities
Repayments of secured credit facilities	0	(24)
Net cash used in financing activities	0	(24)
Effect of exchange rate changes on cash	4	(22)
Net decrease in cash and cash equivalents, including restricted cash	(79)	(337)
Cash and cash equivalents, including restricted cash, at beginning of the period	723	1,357
Cash and cash equivalents, including restricted cash, at the end of period	644	1,020
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	0	(167)
Taxes paid	$ (3)	$ (7)